Shareholder Report, Holdings (Details)	Dec. 31, 2024
Capital Group Core Bond ETF | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.91%
Capital Group Core Bond ETF | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.13%
Capital Group Core Bond ETF | Corporate bonds, notes loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
Capital Group Core Bond ETF | U.S. Treasury bonds notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.24%
Capital Group Core Bond ETF | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Capital Group Core Bond ETF | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital Group Core Bond ETF | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[1]
Capital Group Core Plus Income ETF | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Capital Group Core Plus Income ETF | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.76%
Capital Group Core Plus Income ETF | Corporate bonds, notes loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
Capital Group Core Plus Income ETF | U.S. Treasury bonds notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.99%
Capital Group Core Plus Income ETF | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
Capital Group Core Plus Income ETF | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Capital Group Core Plus Income ETF | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[1]
Capital Group Core Plus Income ETF | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Capital Group Core Plus Income ETF | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital Group International Bond ETF (USD-Hedged) | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
Capital Group International Bond ETF (USD-Hedged) | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Capital Group International Bond ETF (USD-Hedged) | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%	[1]
Capital Group International Bond ETF (USD-Hedged) | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.05%
Capital Group International Bond ETF (USD-Hedged) | Corporate bonds, notes & loans of issuers outside the U.S.[Member]
Holdings [Line Items]
Percent of Net Asset Value	13.27%
Capital Group International Bond ETF (USD-Hedged) | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
Capital Group Municipal Income ETF | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	15.66%	[2]
Capital Group Municipal Income ETF | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	36.05%	[2]
Capital Group Municipal Income ETF | A/A
Holdings [Line Items]
Percent of Net Asset Value	23.01%	[2]
Capital Group Municipal Income ETF | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	10.29%	[2]
Capital Group Municipal Income ETF | Below Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	10.83%	[2]
Capital Group Municipal Income ETF | Unrated
Holdings [Line Items]
Percent of Net Asset Value	0.36%	[2]
Capital Group Municipal Income ETF | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1],[2]
Capital Group Municipal High-Income ETF | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	9.75%	[2]
Capital Group Municipal High-Income ETF | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	12.67%	[2]
Capital Group Municipal High-Income ETF | A/A
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[2]
Capital Group Municipal High-Income ETF | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	25.20%	[2]
Capital Group Municipal High-Income ETF | Below Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	39.35%	[2]
Capital Group Municipal High-Income ETF | Unrated
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[2]
Capital Group Municipal High-Income ETF | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%	[2]
Capital Group Short Duration Income ETF | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.22%
Capital Group Short Duration Income ETF | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.74%
Capital Group Short Duration Income ETF | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.87%
Capital Group Short Duration Income ETF | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[1]
Capital Group Short Duration Income ETF | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
Capital Group Short Duration Income ETF | Corporate bonds, notes & loans of issuers outside the U.S.[Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
Capital Group Short Duration Municipal Income ETF | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	22.65%	[2]
Capital Group Short Duration Municipal Income ETF | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	37.00%	[2]
Capital Group Short Duration Municipal Income ETF | A/A
Holdings [Line Items]
Percent of Net Asset Value	19.82%	[2]
Capital Group Short Duration Municipal Income ETF | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	8.68%	[2]
Capital Group Short Duration Municipal Income ETF | Below Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	6.01%	[2]
Capital Group Short Duration Municipal Income ETF | Unrated
Holdings [Line Items]
Percent of Net Asset Value	0.37%	[2]
Capital Group Short Duration Municipal Income ETF | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[1],[2]
Capital Group Ultra Short Income ETF | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
Capital Group Ultra Short Income ETF | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.56%
Capital Group Ultra Short Income ETF | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.72%
Capital Group Ultra Short Income ETF | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.63%	[1]
Capital Group Ultra Short Income ETF | Corporate bonds, notes & loans of issuers outside the U.S.[Member]
Holdings [Line Items]
Percent of Net Asset Value	10.78%
Capital Group U.S. Multi-Sector Income ETF | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.53%
Capital Group U.S. Multi-Sector Income ETF | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.71%
Capital Group U.S. Multi-Sector Income ETF | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
Capital Group U.S. Multi-Sector Income ETF | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[1]
Capital Group U.S. Multi-Sector Income ETF | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Capital Group U.S. Multi-Sector Income ETF | Corporate bonds, notes & loans of issuers outside the U.S.[Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
Capital Group U.S. Multi-Sector Income ETF | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
Capital Group U.S. Multi-Sector Income ETF | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%

[1]	Includes derivatives.
[2]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.